Shareholders' Equity (Deficit) (Details) - Schedule of Information about the Company’s Outstanding Warrants $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares
Schedule of Information about the Company’s Outstanding Warrants [Line Items]
Warrants outstanding	$ 3,333,283
Aggregate Intrinsic value	$ 4,799,470
5.5 [Member]
Schedule of Information about the Company’s Outstanding Warrants [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 5.5
Warrants outstanding	$ 1,640,455
Expiration date	Jul. 15, 2026
Aggregate Intrinsic value	$ 2,214,614
5.5 [Member]
Schedule of Information about the Company’s Outstanding Warrants [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 5.5
Warrants outstanding	$ 1,057,350
Expiration date	Jul. 15, 2024
Aggregate Intrinsic value	$ 1,691,760
5.5 [Member]
Schedule of Information about the Company’s Outstanding Warrants [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 5.5
Warrants outstanding	$ 277,835
Expiration date	Jul. 15, 2025
Aggregate Intrinsic value	$ 497,533
6.875 [Member]
Schedule of Information about the Company’s Outstanding Warrants [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 6.875
Warrants outstanding	$ 145,455
Expiration date	Jan. 15, 2027
Aggregate Intrinsic value	$ 264,008
1.6 [Member]
Schedule of Information about the Company’s Outstanding Warrants [Line Items]
Exercise Price (in Dollars per share) | $ / shares	$ 1.6
Warrants outstanding	$ 212,188
Expiration date	Dec. 28, 2028
Aggregate Intrinsic value	$ 131,555